Other income (expense)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Other income (expense)

Note 7	Other income (expense)

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2021	2020	2021	2020
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans		100	(9)	160	(37)
Early debt redemption costs	10	—	—	(53)	(17)
Equity (losses) gains from investments in associates and joint ventures
(Loss) gain on investment		(14)	11	(14)	21
Operations		(2)	(24)	(15)	(15)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(3)	(54)	(8)	(70)
Other		10	(4)	29	(9)
Total other income (expense)		91	(80)	99	(127)

Equity (loss) gain from investments in associates and joint ventures
We recorded a loss on investment of $14 million for the three and six months ended June 30, 2021 and a gain on investment of $11 million and $21 million for the three and six months ended June 30, 2020, respectively, related to equity (losses) gains on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.

Losses on retirements and disposals of property, plant and equipment and intangible assets
In Q2 2020, we recorded a loss of $45 million due to a change in strategic direction related to the ongoing development of some of our TV platform assets under construction.